Income Tax Expense - Summary of Net Profit/(Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (14,698)	€ (15,072)	€ 3,561
Actual tax charge	684	1,090	2,273
IRES (state tax) [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	3,527	3,617	(855)
Tax exempt income	1,657	4,530	2,618
Aggregate effect of different tax rates in foreign jurisdictions	(254)	(481)	(79)
Italian regional tax	(11)	(8)	(28)
Non-deductible expenses	(3,140)	(5,675)	(1,635)
Tax effect on unremitted earnings	0	0	(755)
Chinese withholding tax on income not recoverable	0	(1,100)	0
Effect of net change in deferred tax assets unrecognised	(2,463)	(1,973)	(1,539)
Actual tax charge	(684)	(1,090)	(2,273)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	(6,199)	(12,078)	(7,448)
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ (8,499)	€ (2,994)	€ 11,009